Cover Page	Aug. 01, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2022
Entity Registrant Name	SPECTRUM PHARMACEUTICALS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35006
Entity Tax Identification Number	93-0979187
City Area Code	702
Local Phone Number	835-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SPPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000831547
Entity Address, Address Line One	Pilot House - Lewis Wharf, 2 Atlantic Ave.,
Entity Address, Postal Zip Code	02110
Entity Address, State or Province	MA
Entity Address, City or Town	Boston,
Entity Address, Address Line Two	6th Floor,